Loans Receivable, Net (Narrative) (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) loan payments	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Receivables [Abstract]
Review period to request a new third party appraisal	24 months
Impaired financing receivable, average recorded investment	$ 2,572,276	$ 3,900,000	$ 6,394,612
TDRs included in impaired loans	$ 694,000,000	$ 315,000
Number of Contracts - Troubled Debt Restructurings	3	3
Number of Contracts - loans that had been previously restructured that were in default | loan	0
Nonperforming Loans, Minimum Consecutive Payments | payments	6